Deutsche Bank's Transformation - Deutsche Banks Transformation (Detail: Text Values)	3 Months Ended		6 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)
Software impairments [Abstract]
Completion status of Groups transformation in percentage	98,000,000		98,000,000		97,000,000
Transformation related charges for the Group	€ 39,000,000	€ 99,000,000	€ 78,000,000	€ 215,000,000